INVENTORIES	12 Months Ended
May 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES	NOTE－5 INVENTORIES The Company’s inventories were as follows:-
	As of May 31,
	2024	2023
	$’000	$’000

Finished goods	291	334

	291	334